UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche GNMA Fund

	Principal Amount ($)	Value ($)

Government National Mortgage Association 85.4%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042	2,941,696	2,960,239
3.0%, with various maturities from 9/15/2042 until 10/20/2044 (a)	111,841,519	113,145,942
3.1%, with various maturities from 10/15/2041 until 2/15/2042	3,613,195	3,677,046
3.25%, with various maturities from 9/15/2042 until 11/15/2042	4,780,205	4,905,219
3.5%, with various maturities from 1/15/2042 until 5/20/2045 (a)	314,368,410	326,569,783
4.0%, with various maturities from 8/20/2030 until 1/20/2045 (a)	173,267,918	184,745,315
4.25%, with various maturities from 9/15/2040 until 10/15/2041	1,521,691	1,643,579
4.49%, 7/15/2041	760,737	829,651
4.5%, with various maturities from 6/20/2033 until 8/20/2044	136,098,825	148,352,848
4.55%, 1/15/2041	2,896,333	3,164,866
4.625%, with various maturities from 4/15/2041 until 5/15/2041	951,823	1,043,687
5.0%, with various maturities from 3/20/2029 until 7/20/2041	184,985,641	206,518,877
5.5%, with various maturities from 12/15/2025 until 6/15/2042	139,475,273	157,712,524
6.0%, with various maturities from 8/20/2023 until 11/15/2039	87,604,173	100,104,781
6.5%, with various maturities from 11/20/2032 until 3/20/2041	14,842,377	16,903,114
7.0%, with various maturities from 1/15/2036 until 6/20/2039	1,980,125	2,312,030
7.5%, with various maturities from 6/20/2022 until 8/20/2032	172,610	206,033

Total Government National Mortgage Association (Cost $1,257,097,104)		1,274,795,534
Collateralized Mortgage Obligations 21.9%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	744,292	678,273
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	674,801	611,138
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	5,754,789	5,064,485
"PT", Series 3586, 2.031% *, 2/15/2038	3,995,804	3,768,759
"JZ", Series 4288, 2.5%, 3/15/2041	3,633,600	3,348,917
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	964,044	55,364
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	9,722,063	756,544
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	1,749,994	145,110
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	2,077,865	161,710
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	1,869,371	163,987
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,083,091	103,191
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,521,889	152,952
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	2,946,028	324,402
"EM", Series 4057, 3.0%, 6/15/2042	745,264	752,903
"PZ", Series 4094, 3.0%, 8/15/2042	7,754,633	7,344,113
"CZ", Series 4113, 3.0%, 9/15/2042	2,887,390	2,839,601
"ZT", Series 4165, 3.0%, 2/15/2043	8,380,689	7,967,795
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	3,849,759	333,041
"VZ", Series 4303, 3.5%, 8/15/2042	4,314,793	4,157,519
"NZ", Series 4178, 3.5%, 3/15/2043	1,729,142	1,776,321
"ZG", Series 4213, 3.5%, 6/15/2043	3,024,351	2,934,450
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	9,968,052	1,944,045
"TZ", Series 3982, 4.0%, 1/15/2042	2,404,316	2,545,839
"ZC", Series 4158, 4.0%, 1/15/2043	2,152,616	2,203,197
"KZ", Series 4328, 4.0%, 4/15/2044	1,704,588	1,747,086
"UZ", Series 4341, 4.0%, 5/15/2044	7,309,475	7,817,610
"PZ", Series 4490, 4.0%, 7/15/2045 (a)	6,000,000	6,007,500
"UZ", Series 4339, 4.0%, 2/15/2054	4,176,843	4,422,632
"UA", Series 4298, 4.0%, 2/15/2054	6,602,196	6,905,792
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	712,407	18,215
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	12,020,206	1,421,290
"57", Series 256, Interest Only, 5.0%, 3/15/2023	959,774	76,269
"CZ", Series 3658, 5.0%, 4/15/2040	2,149,461	2,511,123
"SY", Series 3035, Interest Only, 5.915% **, 9/15/2035	1,456,376	208,763
"SP", Series 3016, Interest Only, 5.925% **, 8/15/2035	308,929	25,007
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	469,134	102,730
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	1,631,813	223,787
"SG", Series 3033, Interest Only, 6.465% **, 9/15/2035	1,242,825	246,014
"SP", Series 4047, Interest Only, 6.465% **, 12/15/2037	9,332,372	1,526,856
"A", Series 172, Interest Only, 6.5%, 1/1/2024	140,536	25,411
"SB", Series 2742, Interest Only, 6.815% **, 1/15/2019	1,544,279	119,459
"SN", Series 3175, Interest Only, 6.965% **, 6/15/2036	3,568,251	670,897
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	4,044,159	2,836,017
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,019,600
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	1,769,042	150,962
"LA", Series 2013-30, 3.0%, 3/25/2043	2,015,000	1,980,696
"PU", Series 2013-30, 3.0%, 4/25/2043	11,881,078	11,064,923
"Z", Series 2013-44, 3.0%, 5/25/2043	2,444,895	2,163,913
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	2,720,246	139,530
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	3,731,033	173,277
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	8,152,228	1,881,135
"ZN", Series 2013-54, 3.5%, 6/25/2043	3,468,857	3,430,924
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	1,151,368	65,741
"4", Series 406, Interest Only, 4.0%, 9/25/2040	7,195,434	1,482,259
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	7,149,361	1,584,477
"ZM", Series 2012-63, 4.0%, 6/25/2042	1,353,831	1,488,514
"AZ", Series 2013-133, 4.0%, 1/25/2044	7,257,990	7,666,712
"25", Series 351, Interest Only, 4.5%, 5/25/2019	939,375	58,055
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	220,208	1,485
"CZ", Series 2011-99, 4.5%, 10/25/2041	16,568,308	18,741,303
"21", Series 334, Interest Only, 5.0%, 3/25/2018	796,549	39,097
"20", Series 334, Interest Only, 5.0%, 3/25/2018	677,201	33,788
''23", Series 339, Interest Only, 5.0%, 6/25/2018	611,974	30,531
"27", Series 351, Interest Only, 5.0%, 4/25/2019	252,200	17,347
"26", Series 381, Interest Only, 5.0%, 12/25/2020	181,652	14,895
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	174,883	3,434
"ZA", Series 2008-24, 5.0%, 4/25/2038	21,537,532	23,641,279
"KT", Series 2007-32, 5.5%, 4/25/2037	823,501	909,716
"PJ", Series 2004-46, Interest Only, 5.813% **, 3/25/2034	3,070,700	424,422
"HS", Series 2009-87, Interest Only, 5.963% **, 11/25/2039	6,367,911	983,106
"ZB", Series 2005-37, 6.0%, 5/25/2035	1,897,593	2,163,333
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	3,014,476	321,880
"PI", Series 2006-20, Interest Only, 6.493% **, 11/25/2030	11,765,184	1,903,648
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	726,044
"SA", Series 2005-17, Interest Only, 6.513% **, 3/25/2035	3,229,116	607,981
"SI", Series 2007-23, Interest Only, 6.583% **, 3/25/2037	2,441,196	506,223
"SJ", Series 2007-36, Interest Only, 6.583% **, 4/25/2037	1,959,701	336,125
"KI", Series 2005-65, Interest Only, 6.813% **, 8/25/2035	1,183,434	225,701
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	785,314	632,004
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,317,321
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	5,375,160	244,748
"HX", Series 2012-91, 3.0%, 9/20/2040	10,677,481	11,061,267
"ZD", Series 2013-37, 3.0%, 3/20/2043	745,904	749,398
"BZ", Series 2013-79, 3.0%, 5/20/2043	6,386,469	5,561,367
"LZ", Series 2013-180, 3.0%, 11/16/2043	12,268,433	10,908,621
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	15,505,502	2,028,965
"AD", Series 2014-190, 3.5%, 8/20/2040	7,386,614	7,515,584
"MZ", Series 2014-27, 3.5%, 12/20/2043	3,457,415	3,344,452
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	39,619,979	7,184,948
"ZM", Series 2013-170, 4.0%, 11/20/2043	2,084,118	2,095,008
"Z", Series 2014-4, 4.0%, 1/20/2044	5,822,234	6,097,050
"LZ", Series 2014-44, 4.0%, 3/16/2044	4,257,294	4,481,022
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	9,871,148	1,745,890
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	1,469,096	77,644
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,491,489	1,623,404
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	2,037,031	138,230
"BL", Series 2011-46, 4.5%, 10/20/2037	5,143,000	5,479,565
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	1,246,495	48,302
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	2,511,558	182,088
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	348,279
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	1,627,311	189,889
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	7,852,862	1,573,520
"ZA", Series 2010-3, 4.5%, 1/20/2040	3,826,331	4,191,197
"Z", Series 2010-169, 4.5%, 12/20/2040	7,850,632	8,733,952
"ZV", Series 2011-73, 4.5%, 5/20/2041	14,415,629	15,824,649
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	9,087,290	1,546,442
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	6,316,292	1,283,566
"PZ", Series 2010-106, 4.75%, 8/20/2040	7,563,891	8,392,942
"GZ", Series 2005-44, 5.0%, 7/20/2035	4,920,526	5,623,884
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	585,393	60,576
"Z", Series 2009-112, 5.0%, 11/20/2039	11,891,350	13,234,572
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,412,052	1,626,649
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	830,571	60,057
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	672,936	44,251
"PC", Series 2003-19, 5.5%, 3/16/2033	3,367,783	3,822,696
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	1,161,535	84,669
"Z", Series 2006-12, 5.5%, 3/20/2036	107,983	132,793
"HZ", Series 2009-43, 5.5%, 6/20/2039	2,303,428	2,629,216
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	516,430	46,649
"DZ", Series 2009-106, 5.5%, 11/20/2039	196,983	237,207
"SH", Series 2010-14, Interest Only, 5.815% **, 2/16/2040	15,638,828	2,668,849
"BS", Series 2011-93, Interest Only, 5.915% **, 7/16/2041	15,321,176	2,665,152
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	437,349	99,209
"SA", Series 2012-84, Interest Only, 6.113% **, 12/20/2038	11,015,648	1,500,081
"AV", Series 2010-14, Interest Only, 6.115% **, 2/16/2040	4,719,629	884,501
"ST", Series 2009-31, Interest Only, 6.163% **, 3/20/2039	496,850	75,800
"AI", Series 2007-38, Interest Only, 6.275% **, 6/16/2037	2,554,762	450,676
"QA", Series 2007-57, Interest Only, 6.313% **, 10/20/2037	2,117,308	391,083
"SL", Series 2009-100, Interest Only, 6.315% **, 5/16/2039	1,793,777	218,677
"S", Series 2003-11, Interest Only, 6.365% **, 2/16/2033	1,197,817	180,596
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	737,179	161,229
"SL", Series 2007-26, Interest Only, 6.615% **, 5/16/2037	4,695,990	892,770
"S", Series 1999-17, Interest Only, 8.015% **, 5/16/2029	615,274	113,780
"KX", Series 2014-81, 8.015% *, 8/20/2043	657,145	678,210
"SB", Series 2014-81, 15.664% *, 6/20/2044	318,058	432,033

Total Collateralized Mortgage Obligations (Cost $306,822,270)		326,645,349
U.S. Government Agency Sponsored Pass-Throughs 3.3%
Federal Home Loan Mortgage Corp., 3.5%, 12/1/2042 (a)	23,500,000	24,168,281
Federal National Mortgage Association:
4.0%, 4/1/2042 (a)	14,750,000	15,625,781
4.5%, 9/1/2044	2,962,352	3,208,945
4.5%, 11/1/2044	3,033,391	3,287,793
4.5%, 12/1/2044	2,676,520	2,902,665

Total U.S. Government Agency Sponsored Pass-Throughs (Cost $49,358,788)		49,193,465
Government & Agency Obligations 8.2%
U.S. Government Sponsored Agency 1.5%
Federal National Mortgage Association, 3.0%, 11/15/2027	23,250,000	22,629,439
U.S. Treasury Obligations 6.7%
U.S. Treasury Bill, 0.06% ***, 8/13/2015 (b)	7,983,000	7,983,000
U.S. Treasury Notes:
1.0%, 8/31/2016 (c)	75,549,000	76,092,046
1.0%, 9/30/2016 (d)	16,000,000	16,121,248

		100,196,294

Total Government & Agency Obligations (Cost $123,708,415)		122,825,733

	Contract Amount	Value ($)
Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	42,100,000	155,597
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	48,400,000	314,058
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	47,000,000	248,625

Total Call Options Purchased (Cost $6,260,633)		718,280
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	48,400,000	716,190
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	47,000,000	842,470

Total Put Options Purchased (Cost $3,242,687)		1,558,660

	Shares	Value ($)
Cash Equivalents 4.5%
Central Cash Management Fund, 0.09% (e) (Cost $67,843,006)	67,843,006	67,843,006

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,814,332,903) †	123.5	1,843,580,027
Other Assets and Liabilities, Net	(23.5)	(350,360,746)

Net Assets	100.0	1,493,219,281

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

**	These securities are shown at their current rate as of June 30, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,815,438,921.  At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $28,141,106.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $55,846,135 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,705,029.

(a)	When-issued or delayed delivery security included.
(b)	At June 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At June 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	At June 30, 2015, this security has been pledged, in whole or in part, as collateral for when-issued securities.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2015 is 0.28%.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	9/21/2015	2,023	255,245,703	(1,600,179)
U.S. Treasury Long Bond	USD	9/21/2015	260	39,219,375	(1,002,850)
Total unrealized depreciation					(2,603,029)

At June 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Ultra Long U.S. Treasury Bond	USD	9/21/2015	925	142,507,813	3,488,442
Currency Abbreviation

USD	United States Dollar
At June 30, 2015, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	24,200,0002	2/1/2017	1,742,400	(642,403)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	23,500,0003	2/1/2017	1,699,757	(529,316)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	42,100,0001	4/20/2016	1,500,865	(45,851)
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	51,000,0001	5/5/2016	572,475	(33,925)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	51,000,0001	3/15/2016	368,475	(2,173)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	51,000,0003	3/15/2016	601,800	(2,173)
Total Call Options				6,485,772	(1,255,841)

Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	51,000,0001	3/15/2016	368,475	(26,188)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	51,000,0003	3/15/2016	130,050	(26,189)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	51,000,0001	5/5/2016	572,475	(985,641)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	36,500,0004	12/2/2015	792,050	(655,387)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	45,900,0001	8/6/2015	429,165	(245,535)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	36,500,0004	11/9/2015	731,825	(739,368)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	36,500,0005	9/28/2015	763,690	(1,067,333)
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	24,200,0002	2/1/2017	1,742,400	(1,265,280)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	23,500,0003	2/1/2017	1,699,757	(1,397,968)
Total Put Options				7,229,887	(6,408,889)

Total				13,715,659	(7,664,730)

(e)	Unrealized appreciation on written options on interest rate swap contracts at June 30, 2015 was $6,050,929.
At June 30, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

9/16/2015 9/17/2017	65,000,000	Fixed — 1.0%	Floating — 3-Month LIBOR	61,828	(123,695)
6/17/2015 6/17/2020	151,020,000	Fixed — 1.5%	Floating — 3-Month LIBOR	1,797,057	399,518
9/16/2015 9/16/2020	57,105,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(1,022,248)	(18,342)
9/16/2015 9/16/2020	78,000,000	Fixed — 1.75%	Floating — 3-Month LIBOR	486,907	(224,509)
9/16/2015 9/16/2025	119,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	132,756	159,201
9/16/2015 9/16/2045	45,900,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(468,671)	634,581
12/16/2015 12/16/2045	10,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	996,961	(52,279)
6/17/2015 6/17/2045	139,685,000	Floating — 3-Month LIBOR	Fixed — 2.5%	(12,224,719)	(12,350,317)
Total net unrealized depreciation				(11,575,842)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Morgan Stanley

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Government National Mortgage Association	$—	$1,274,795,534	$—	$1,274,795,534
Collateralized Mortgage Obligations	—	320,637,849	6,007,500	326,645,349
U.S. Government Agency Sponsored Pass-Throughs	—	49,193,465	—	49,193,465
Government & Agency Obligations	—	122,825,733	—	122,825,733
Short-Term Investments	67,843,006	—	—	67,843,006
Derivatives (f)
Purchased Options	—	2,276,940	—	2,276,940
Futures Contracts	3,488,442	—	—	3,488,442
Interest Rate Swap Contracts	—	1,193,300	—	1,193,300

Total	$71,331,448	$1,770,922,821	$6,007,500	$1,848,261,769

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(2,603,029)	$—	$—	$(2,603,029)
Written Options	—	(7,664,730)	—	(7,664,730)
Interest Rate Swap Contracts	—	(12,769,142)	—	(12,769,142)

Total	$(2603,029)	$(35,093,989)	$—	$(37,697,018)

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$885,413	$(11,575,842)	$(1,175,451)

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche GNMA Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015